Financial instruments - Fair Values and Risk Management - Summary of Contractual Cash Flows for Financial Liabilities Lease Liabilities (Detail) - Lease liabilities [member] - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	€ 25,982	€ 29,371
due within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	6,085	8,215
due within two to five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	16,623	19,003
due after five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	€ 3,274	€ 2,153